APPENDIX I

                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                  Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.   Name and address of issuer:

     Managers AMG Funds
     40 Richards Ave.
     Norwalk, CT 06854
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2.   The name of each series or class of securities for which this
     Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Managers AMG Funds - Systematic Value Fund
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3.   Investment Company Act File Number: 811-9521

     Securities Act File Number: 333-84639
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4.   (a) Last day of fiscal year for which this notice is filed:

         February 28, 2003
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4.   (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.   (c) Check box if this is the last time the issuer will be
         filing this Form.

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5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in pursuant to section 24(f):
                                                     $   8,749,927
                                                     -------------

     (ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:
                                       $    632,203
                                       ------------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                       $          0
                                       ------------

     (iv)  Total available redemption credits
           [add Items 5 (ii) and 5 (iii)]:
                                                     $     632,203
                                                     -------------

     (v)   Net sales - if Item 5 (i) is greater than
           Item 5 (iv) [subtract Item 5 (iv) from
           Item 5 (i)]:
                                                     $   8,117,724
                                                     -------------

     (vi)  Redemption credits available for use in future
	   years - if Item 5 (i) is less than 5 (iv)
	   [subtract Item 5 (iv) from Item 5(I)]:
                                       $          0
                                       ------------

     (vii) Multiplier for determining registration fee
           (See Instruction C. 9):                   x    0.000081
                                                     -------------

     (viii)Registration fee due [multiply
           Item 5 (v) by Item 5 (vii)]
           (enter "0" if no fee is due):
                                                    =$      657.54
                                                     =============

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Prepaid Shares

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:		         0
                                                     -------------
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6.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                     +$          0
                                                     -------------

Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
                                                     =$          0
                                                     -------------
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Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

    April 21, 2003




Method of Delivery:

	  X	Wire Transfer
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	       	Mail or other means
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                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Donald S, Rumery
---------------------------
Donald S. Rumery, Treasurer


Date:	April 21, 2003
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* Please print the name and title of the signing officer below the signature.

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